UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-8576



                 American High-Income Municipal Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

[cover: photo of construction workers working on a building]

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

Semi-annual report for the six months ended January 31, 2005

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(R) seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2004 (the most recent calendar quarter):

                                                                    1 year           5 years          10 years
Class A shares
Reflecting 3.75% maximum sales charge                               +1.69%           +5.52%            +6.49%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 24 for details.

The fund's 30-day yield for Class A shares as of February 28, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.59%, which reflects a fee waiver (3.57% without the fee waiver). (This is equivalent to a taxable yield of 5.52%, which reflects the fee waiver -- 5.49% without the fee waiver, for investors in the 35% tax bracket.) The fund's distribution rate for Class A shares as of that date was 4.13% (4.11% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

[photo of a construction worker working on a building]

FELLOW SHAREHOLDERS:

American High-Income Municipal Bond Fund produced a total return of 4.5% for the six months ended January 31, 2005. This return, while relatively attractive for a half-year period, nonetheless fell short of the 5.5% average return of its peers, as recorded by Lipper.

For reference, the Lehman Brothers Municipal Bond Index, which measures the investment-grade market, produced a 4.8% return. The index is unmanaged, and its return does not include expenses.

During this period, shareholders received dividends totaling 33.8 cents a share. Those who reinvested these dividends realized an income return of 2.24% (4.48% annualized), which is equivalent to a taxable income return of 3.44% (6.89% annualized) for investors in the 35% federal income tax bracket. Shareholders who took dividends in cash received an income return of 2.22% and saw the value of their holdings rise 2.2%.

[Begin Sidebar]
RESULTS AT A GLANCE
(For periods ended January 31, 2005, with all distributions reinvested)

                                                                           Average annual total returns
                                                                                                      Lifetime
                                                  1 year           5 years          10 years       (since 9/26/94)
American High-Income
     Municipal Bond Fund                            5.5%              6.7%             6.7%              6.7%
Lehman Brothers
     Municipal Bond Index*                          4.9               7.5              6.9               6.8
Lipper High Yield Municipal
     Debt Funds Average                             6.1               6.3              5.6               5.7

*The index is unmanaged, and its return does not reflect sales charges, commissions or expenses.
[End Sidebar]

BOND MARKET OVERVIEW

During the fund's reporting period, which began August 1, 2004, long-term bonds and short-term bonds traced distinctly different paths. This discrepancy greatly influenced returns for the period.

Short-term bonds were directly affected by the Federal Reserve Board's decision to raise the overnight target lending rate in order to pursue a more neutral monetary policy. On June 30, 2004, the Fed began a series of six "measured" quarter-point rate hikes that have lifted the federal funds rate to 2.5%, currently, from 1.0%. Short-term bonds, by and large, echoed the Fed's moves with gradually rising yields. (A bond's yield and its price move in opposite directions.)

With short-term rates climbing, many investors expected long-term rates to follow suit. To their surprise, that did not happen. Instead, yields on long-term bonds, as reflected in risk-free Treasuries, actually declined.

By the end of the reporting period, the difference between short-term and long-term bond yields had narrowed significantly. In addition, the yield difference between high-quality and lower rated (high-yield) bonds narrowed, as credit concerns waned and investors increasingly reached for higher yielding obligations.

HOW THE FUND RESPONDED

The prospect of higher interest rates has been looming over the bond market for some time now. For more than a year, the fund's portfolio counselors have pursued a defensive investment strategy to help safeguard shareholder principal during such an event. This has involved shortening the maturity structure of the fund's portfolio and focusing on bonds that are likely to retain more of their value in a rising rate environment. This cautious approach constrained returns during the recent period when long-term yields declined.

Our cautious investment approach extends to credit concerns as well as potential interest rate moves. The market's recent appetite for yield has driven up the price on many high-yield bonds. Increasingly, the fund's counselors are questioning whether some lower rated municipal bonds now offer enough yield to compensate for their perceived risks. For the time being, the fund's counselors have limited the fund's exposure in select credit-sensitive issues, such as airline-related debt and tobacco settlement bonds. Both classes of bonds posted solid returns for the past six months, but at current levels, they find many of these issues less appealing than other classes of municipal bonds.

The fund's holdings in tax assessment (land-secured) bonds have continued to do well, supported by the continued strong real estate market. Other traditional high-yield holdings, such as hospital, life-care and pollution control revenue bonds, have also fared well. Importantly, these are all segments of the municipal market where we have focused resources and researched thoroughly -- areas where we can feel comfortable with the level of risk attached to the bond.

A PRUDENT APPROACH TO LONG-TERM RESULTS

American High-Income Municipal Bond Fund takes a long-term perspective when pursuing its investment objective. In the search for income opportunities, your portfolio counselors rigorously monitor the levels of risk associated with fund holdings and always strive to protect shareholder principal. We are mindful that the yield provided by a security should be at least commensurate with its level of risk. Moreover, we strive for long-term opportunities, rather than chase short-term returns. We believe that this conscientious approach best serves the long-term investment goals of our shareholders, and it has contributed to a lifetime return that exceeds its peer group average.

Finally, we take this opportunity to welcome the many new shareholders of American High-Income Municipal Bond Fund. We acknowledge the trust you have placed in our hands, and we aim to honor that trust with every investment decision we make.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Mark R. Macdonald

Paul G. Haaga, Jr.                  Mark R. Macdonald
Chairman of the Board               President

March 16, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C AND CLASS F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004 (the most recent calendar quarter):

                                                                                      1 year         Life of class
Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                     -0.06%            +5.40%(1)
Not reflecting CDSC                                                                   +4.94%            +5.74%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                             +3.80%            +4.97%(2)
Not reflecting CDSC                                                                   +4.80%            +4.97%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                  +5.58%            +5.69%(4)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 24 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 19, 2001, when Class F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO
January 31, 2005                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


Quality rating*

[begin pie chart]
Aaa/AAA                                                 12.8 %
Aa/AA                                                   13.2
A/A                                                     13.7
Baa/BBB                                                 25.1
Ba/BBB                                                  22.3
B/B                                                      5.8
Caa/CCC or less                                          0.2
Cash & equivalents                                       6.9
[end pie chart]

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.


                                                                                               Principal       Market     Percent
                                                                                                  amount        value      of net
Bonds & notes  - 93.10%                                                                            (000)        (000)      assets

Alabama  - 0.60%
Industrial Dev. Board of the Town of Courtland (International Paper Co. Projects):
 Industrial Dev. Rev. Ref. Bonds, Series 2003-A, 5.00% 2013                                       $1,500       $1,601
 Solid Waste Disposal Rev. Ref. Bonds, Series 2004-A, 4.75% 2017                                   2,000        2,023         .25%
Other securities                                                                                                5,192         .35
                                                                                                                8,816         .60

Alaska  - 0.90%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                      7,625        7,359         .50
Other securities                                                                                                6,032         .40
                                                                                                               13,391         .90


Arizona - 0.51%                                                                                                 7,630         .51


California  - 9.95%
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
     Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                  7,000        7,320         .49
Pollution Control Fncg. Auth., AMT:
 Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A,
     5.00% 2038 (put 2013)                                                                         2,000        2,084
 Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series
     1998-A, 5.10% 2018 (put 2008)                                                                 4,000        4,193         .42
Other securities                                                                                              134,085        9.04
                                                                                                              147,682        9.95

Colorado  - 3.05%
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax
     Increment Supported Rev. Bonds, Series 2003, 8.00% 2025                                       8,500        8,915         .60
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
     Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                              7,610        7,925         .53
Other securities                                                                                               28,460        1.92
                                                                                                               45,300        3.05

Connecticut  - 1.82%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (1)             6,590        7,001         .47
Other securities                                                                                               20,059        1.35
                                                                                                               27,060        1.82

Florida  - 11.43%
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                              7,355        7,889         .53
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program - Glenridge on Palmer Ranch Project),
     Series 2002-A, 8.00% 2032                                                                     5,400        5,678         .38
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)                            2,000        2,013         .14
Other securities                                                                                              154,196       10.38
                                                                                                              169,776       11.43

Georgia  - 1.08%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024          5,000        5,464         .37
Other securities                                                                                               10,644         .71
                                                                                                               16,108        1.08

Idaho  - 1.31%
Housing and Fin. Association, Single-family Mortgage Bonds, 4.50%-5.75% 2010-2024                 18,740       19,376        1.31

Illinois  - 5.85%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 1997, AMT, 5.05% 2010                                                                  3,035        3,199         .22
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2030                               6,000        6,419         .43
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001, 6.25% 2017                5,000        5,657         .38
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033           5,700        5,780         .39
Other securities                                                                                               65,774        4.43
                                                                                                               86,829        5.85


Indiana - 1.62%                                                                                                24,085        1.62


Kentucky  - 1.45%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                      7,000        6,867         .46
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp.
     Project - Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022                                   7,000        7,743         .52
Other securities                                                                                                6,965         .47
                                                                                                               21,575        1.45

Louisiana  - 2.29%
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp.
     Project), Series 2003, AMT, 7.45% 2024                                                        6,000        7,114         .48
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co.
     Project), Series 2001-A, 5.25% 2013                                                           2,500        2,715         .18
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                           16,125       15,475        1.04
Other securities                                                                                                8,625         .59
                                                                                                               33,929        2.29


Maryland - 1.42%                                                                                               21,081        1.42


Massachusetts  - 1.73%
Industrial Fin. Agcy., Rev. Bonds (Edgewood Retirement Community Project),
     Series 1995-A, 9.00% 2025 (preref. 2005)                                                      5,400        5,792         .39
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                        5,000        5,806         .39
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                         5,250        5,392         .36
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
     Project), Series 1998-A, AMT, 5.30% 2009                                                      6,300        6,465         .43
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
     Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                     1,000        1,127         .08
Other securities                                                                                                1,139         .08
                                                                                                               25,721        1.73

Michigan  - 3.84%
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control
     Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series
     2000-A, AMT, 6.875% 2009                                                                      6,865        7,122         .48
Strategic Fund:
 Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project), Series 1995, 5.20% 20         4,250        4,513
 Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc.
     Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                             1,000          990         .37
Other securities                                                                                               44,429        2.99
                                                                                                               57,054        3.84

Nevada  - 3.81%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.50% 2019                                                   11,025       12,076         .81
Other securities                                                                                               44,523        3.00
                                                                                                               56,599        3.81

New Jersey  - 4.07%
Certs. of Part., Series 2004-A:
 5.00% 2013                                                                                        7,000        7,639
 5.00% 2014                                                                                        5,500        5,997         .92
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015               5,500        6,135         .41
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
     Series 2000-A, 8.25% 2030                                                                     9,000        9,754         .66
Other securities                                                                                               30,890        2.08
                                                                                                               60,415        4.07

New Mexico  - 0.79%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border
     Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021                                    5,410        5,457         .37
Other securities                                                                                                6,195         .42
                                                                                                               11,652         .79

New York  - 6.67%
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                7,000        7,730         .52
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012             5,000        5,563         .37
City of New York, G.O. Bonds:
 Fiscal 2004, Series I, 5.00% 2015                                                                 5,000        5,459
 4.50%-5.50% 2008-2021                                                                            17,230       18,605        1.62
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration
     Partners, LP Project), Series 1997, AMT, 6.20% 2022                                           5,335        5,422         .37
Other securities                                                                                               56,325        3.79
                                                                                                               99,104        6.67

North Carolina  - 1.62%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, 5.125%-7.25% 2007-2026               19,700       21,476        1.45
Other securities                                                                                                2,524         .17
                                                                                                               24,000        1.62


Ohio - 1.56%                                                                                                   23,152        1.56


Oklahoma  - 0.59%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
     Corp. Project), Series 2000-A, 7.75% 2030                                                     6,050        6,087         .41
Other securities                                                                                                2,727         .18
                                                                                                                8,814         .59


Oregon - 0.70%                                                                                                 10,353         .70


Pennsylvania - 1.65%                                                                                           24,493        1.65


Puerto Rico  - 1.22%
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027 (put 2012)         8,000        9,006         .61
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                           7,000        7,466         .50
Other securities                                                                                                1,673         .11
                                                                                                               18,145        1.22

South Carolina  - 1.90%
Georgetown County (International Paper Co. Projects):
 Environmental Improvement Rev. Ref. Bonds, Series 2002-A, 5.70% 2014                              2,500        2,788
 Pollution Control Rev. Ref. Bonds, Series 1999-A, 5.125% 2012                                     1,000        1,070         .26
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                6,000        6,203         .42
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                     5,500        5,511         .37
Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Waste Management of South Carolina, Inc.
     Project), Series 2001, AMT, 3.30% 2016 (put 2007)                                             2,000        1,988         .13
Other securities                                                                                               10,631         .72
                                                                                                               28,191        1.90

South Dakota  - 0.54%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series
     1998-1, AMT, 4.95% 2010                                                                       7,500        7,968         .54

Tennessee  - 2.57%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                       5,735        6,178         .42
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
     (Baptist Memorial Heath Care), Series 2004-A, 5.00% 2020 (put 2008)                          11,000       11,703         .79
Other securities                                                                                               20,309        1.36
                                                                                                               38,190        2.57

Texas  - 8.14%
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds
      (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015                          5,000        5,345         .36
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co.
     Project), Series 1995-B, 5.05% 2030 (put 2006)                                                5,425        5,577
 Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C,
     5.75% 2036 (put 2011)                                                                         9,745       10,543
 Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project), Series 2003-A,
     6.75% 2038 (put 2013)                                                                         1,000        1,164        1.16
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
     Rev. Bonds (Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20% 2033 (put 2008)             7,500        7,979         .54
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
     Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                          5,250        5,565         .37
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management
     of Texas, Inc. Denton County Project), Series 2003-B, AMT, 3.50% 2028 (put 2007)              1,000        1,000         .07
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System):
 Series 2001-A, 6.375% 2029                                                                        5,100        5,613
 5.25% 2010-2017                                                                                   9,300       10,109        1.06
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-A, 5.50% 2022 (put 2011)                                                          2,645        2,882         .19
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003, 4.00% 2005                                                                   6,115        6,115         .41
Other securities                                                                                               59,026        3.98
                                                                                                              120,918        8.14

Utah  - 1.57%
Housing Corp., Single-family Mortgage Bonds, 4.625%-5.30% 2018-2027                               20,860       21,511
Housing Fin. Agcy., Single-family Mortgage Bonds 4.90%-5.60% 2010-2013                             1,700        1,727        1.57
                                                                                                               23,238        1.57

Virginia  - 1.28%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
     Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT,
     6.25% 2027 (put 2012)                                                                         1,000        1,125         .07
County of Isle of Wight, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2004-A, 4.05% 2014                                 1,150        1,143         .08
Other securities                                                                                               16,762        1.13
                                                                                                               19,030        1.28


Washington - 1.06%                                                                                             15,686        1.06


Wisconsin  - 1.61%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     6.125% 2027                                                                                  11,515       11,561         .78
Other securities                                                                                               12,344         .83
                                                                                                               23,905        1.61

Other states & U.S. territories - 2.90%                                                                        43,111        2.90



Total bonds & notes (cost: $1,331,546,000)                                                                  1,382,377       93.10



                                                                                               Principal       Market     Percent
                                                                                                  amount        value      of net
Short-term securities  - 6.05%                                                                     (000)        (000)      assets


State of Indiana, City of Whiting, Industrial Sewage and Solid Waste Disposal
      Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1999, AMT, 1.99% 2026 (2)                    1,300        1,300         .09
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds
     (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 1.96% 2027 (2)                        2,000        2,000         .13
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo
     Foundation), Series 2000-A, TECP, 1.85% 2/1/2005                                              5,000        5,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo
     Foundation), Series 2000-A, TECP, 1.90% 2/28/2005                                             3,500        3,500         .57
State of Montana, Anaconda-Deer Lodge County, Environmental Facs. Rev. Ref.
     Bonds (ARCO-Anaconda Smelter Site Project), Series 2002, AMT, 1.99% 2037 (2)                  2,100        2,100         .14
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/2005               3,000        3,024
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/2005              10,000       10,114         .89
State of New York, Housing Fin. Agcy., East 84th Street Housing Rev. Demand
     Bonds, Series 1995-A, AMT, 1.85% 2033 (2)  (3)                                               11,000       11,000         .74
State of South Carolina, Berkeley County, Exempt Fac. Industrial Rev. Bonds
     (Amoco Chemical Co. Project), Series 1998, AMT, 1.99% 2028 (2)                                1,500        1,500         .10
State of Texas, Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev.
     Bonds (BP Global Power Corp. Project), Series 2003, AMT, 1.99% 2038 (2)                       1,200        1,200         .08
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Amoco Chemical Co. Project), Series 2003-B, AMT, 1.99% 2038 (2)                           1,500        1,500         .10
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Products North America Inc. Project), Series 2002, AMT, 1.99% 2036 (2)                    1,000        1,000         .07
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.80% 3/1/2005                                                           5,500        5,500         .37
Other securities                                                                                               41,009        2.77



Total short-term securities (cost: $89,761,000)                                                                89,747        6.05


Total investment securities (cost: $1,421,307,000)                                                          1,472,124       99.15
Other assets less liabilities                                                                                  12,654         .85

Net assets                                                                                                 $1,484,778     100.00%


"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $17,697,000, which represented 1.19% of the net assets of the fund.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


FINANCIAL STATEMENTS

Statement of assets and liabilities                                  unaudited
at January 31, 2005                           (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market (cost: $1,421,307)                                                                 $1,472,124
 Cash                                                                                                                       38
 Receivables for:
  Sales of fund's shares                                                                 $7,274
  Interest                                                                               19,317                         26,591
                                                                                                                     1,498,753
Liabilities:
 Payables for:
  Purchases of investments                                                                9,993
  Repurchases of fund's shares                                                            1,277
  Dividends on fund's shares                                                              1,592
  Investment advisory services                                                              402
  Services provided by affiliates                                                           577
  Deferred Directors' compensation                                                           58
  Other fees and expenses                                                                    76                         13,975
Net assets at January 31, 2005                                                                                      $1,484,778

Net assets consist of:
 Capital paid in on shares of capital stock                                                                         $1,460,147
 Undistributed net investment income                                                                                     1,917
 Accumulated net realized loss                                                                                         (28,103)
 Net unrealized appreciation                                                                                            50,817
Net assets at January 31, 2005                                                                                      $1,484,778

Total authorized capital stock - 200,000 shares, $.001 par value (95,380 total shares outstanding)

                                                                                                            Net asset value
                                                                        Net assets     Shares outstanding     per share (1)

Class A                                                                 $1,242,984                 79,847            $15.57
Class B                                                                     63,549                  4,082             15.57
Class C                                                                     82,158                  5,278             15.57
Class F                                                                     65,668                  4,219             15.57
Class R-5                                                                   30,419                  1,954             15.57
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.18.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              UNAUDITED
for the six months ended January 31, 2005               (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                                               $35,852

 Fees and expenses:
  Investment advisory services                                                                    2,449
  Distribution services                                                                           2,556
  Transfer agent services                                                                           182
  Administrative services                                                                           122
  Reports to shareholders                                                                            67
  Registration statement and prospectus                                                              97
  Postage, stationery and supplies                                                                   29
  Directors' compensation                                                                            22
  Auditing and legal                                                                                  7
  Custodian                                                                                           5
  Federal and state income taxes                                                                     10
  Other                                                                                              73
  Total expenses before waiver                                                                    5,619
   Waiver of expenses                                                                               102                    5,517
 Net investment income                                                                                                    30,335

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                                                                          1,197
 Net unrealized appreciation on investments                                                                               28,943
  Net realized gain and unrealized appreciation on investments                                                            30,140
Net increase in net assets resulting
 from operations                                                                                                         $60,475

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                             Six months               Year ended
                                                                                      ended January 31,                 July 31,
                                                                                                  2005*                     2004
Operations:
 Net investment income                                                                          $30,335                  $56,358
 Net realized gain (loss) on investments                                                          1,197                  (13,757)
 Net unrealized appreciation on investments                                                      28,943                   29,385
  Net increase in net assets
   resulting from operations                                                                     60,475                   71,986

Dividends paid or accrued to shareholders from net investment income                            (30,073)                 (55,482)

Capital share transactions                                                                      143,043                  193,721

Total increase in net assets                                                                    173,445                  210,225

Net assets:
 Beginning of period                                                                          1,311,333                1,101,108
 End of period (including undistributed net
  investment income: $1,917 and $1,655, respectively)                                        $1,484,778               $1,311,333

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2005, the cost of investment securities for federal income tax purposes was $1,419,217,000.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                    $1,859
Accumulated short-term capital losses                                                                 (24,062)
Accumulated long-term capital losses                                                                   (4,041)
Gross unrealized appreciation on investment securities                                                 64,003
Gross unrealized depreciation on investment securities                                                (11,096)
Net unrealized appreciation on investment securities                                                   52,907

Accumulated short-term capital losses above include capital loss carryforwards of $385,000, $6,123,000, $402,000 and $17,397,000 expiring in 2008, 2009, 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,197,000, which was offset by capital losses of $4,993,000 that were realized during the period November 1, 2003 through July 31, 2004.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class                                       Six months ended January 31, 2005                   Year ended July 31, 2004
Class A                                                                    $ 25,735                                   $ 48,225
Class B                                                                       1,145                                      2,226
Class C                                                                       1,353                                      2,453
Class F                                                                       1,172                                      1,540
Class R-5                                                                       668                                      1,038
Total                                                                      $ 30,073                                   $ 55,482

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. During the six months ended January 31, 2005, CRMC reduced investment advisory services fees by $102,000. As a result, the fee shown on the accompanying financial statements of $2,449,000, which was equivalent to an annualized rate of 0.346%, was reduced to $2,347,000, or 0.332% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2005, there were no unreimbursed expenses subject to reimbursement for Class A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above for the six months ended January 31, 2005, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
          Share class     Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                 CRMC           Transfer agent
                                                            administrative         services
                                                               services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class A          $1,786            $171         Not applicable      Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class B           315               11          Not applicable      Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class C           386            Included             $58                 $3
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class F            69            Included             42                   4
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
           Class R-5     Not applicable      Included             14                   1
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Total           $2,556            $182              $114                 $8
         -----------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $22,000, shown on the accompanying financial statements, includes $15,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                    Sales(1)                Reinvestments of dividends
                                                                         Amount      Shares                Amount        Shares
Six months ended January 31, 2005
Class A                                                               $ 179,054      11,584              $ 18,207         1,176
Class B                                                                   5,309         343                   791            51
Class C                                                                  17,081       1,105                   940            61
Class F                                                                  23,168       1,499                   838            54
Class R-5                                                                 6,139         397                   335            22
Total net increase
   (decrease)                                                         $ 230,751      14,928              $ 21,111         1,364

Year ended July 31, 2004
Class A                                                               $ 337,862      22,083              $ 33,824         2,213
Class B                                                                  14,613         955                 1,575           103
Class C                                                                  32,663       2,135                 1,673           109
Class F                                                                  37,247       2,441                 1,081            71
Class R-5                                                                16,836       1,098                   423            28
Total net increase
   (decrease)                                                         $ 439,221      28,712              $ 38,576         2,524


Share class                                                                  Repurchases(1)                     Net increase
                                                                         Amount      Shares                Amount        Shares
Six months ended January 31, 2005
Class A                                                               $ (87,577)     (5,664)            $ 109,684         7,096
Class B                                                                  (3,960)       (256)                2,140           138
Class C                                                                  (7,406)       (479)               10,615           687
Class F                                                                  (5,738)       (371)               18,268         1,182
Class R-5                                                                (4,138)       (267)                2,336           152
Total net increase
   (decrease)                                                        $ (108,819)     (7,037)            $ 143,043         9,255

Year ended July 31, 2004
Class A                                                              $ (233,520)    (15,322)            $ 138,166         8,974
Class B                                                                  (9,645)       (632)                6,543           426
Class C                                                                 (20,901)     (1,373)               13,435           871
Class F                                                                 (16,149)     (1,060)               22,179         1,452
Class R-5                                                                (3,861)       (251)               13,398           875
Total net increase
   (decrease)                                                        $ (284,076)    (18,638)            $ 193,721        12,598

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $169,374,000 and $73,215,000, respectively, during the six months ended January 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2005, the custodian fee of $5,000, shown on the accompanying financial statements, includes $2,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                         Income from investment operations(2)
                                                                                                              Net
                                                                     Net asset                      gains (losses)
                                                                        value,             Net      on securities       Total from
                                                                     beginning      investment     (both realized       investment
                                                                     of period          income     and unrealized)      operations
Class A:
 Six months ended 1/31/2005 (5)                                         $15.23            $.34               $.34             $.68
 Year ended 7/31/2004                                                    14.98             .71                .24              .95
 Year ended 7/31/2003                                                    15.28             .77               (.31)             .46
 Year ended 7/31/2002                                                    15.35             .84               (.08)             .76
 Year ended 7/31/2001                                                    14.87             .83                .48             1.31
 Year ended 7/31/2000                                                    15.49             .82               (.58)             .24
Class B:
 Six months ended 1/31/2005 (5)                                          15.23             .28                .34              .62
 Year ended 7/31/2004                                                    14.98             .61                .24              .85
 Year ended 7/31/2003                                                    15.28             .66               (.31)             .35
 Year ended 7/31/2002                                                    15.35             .73               (.08)             .65
 Year ended 7/31/2001                                                    14.87             .71                .50             1.21
 Period from 3/15/2000 to 7/31/2000                                      14.79             .23                .14              .37
Class C:
 Six months ended 1/31/2005 (5)                                          15.23             .27                .34              .61
 Year ended 7/31/2004                                                    14.98             .59                .24              .83
 Year ended 7/31/2003                                                    15.28             .64               (.31)             .33
 Year ended 7/31/2002                                                    15.35             .71               (.08)             .63
 Period from 3/15/2001 to 7/31/2001                                      15.11             .25                .25              .50
Class F:
 Six months ended 1/31/2005 (5)                                          15.23             .33                .34              .67
 Year ended 7/31/2004                                                    14.98             .70                .24              .94
 Year ended 7/31/2003                                                    15.28             .76               (.31)             .45
 Year ended 7/31/2002                                                    15.35             .82               (.08)             .74
 Period from 3/19/2001 to 7/31/2001                                      15.12             .26                .25              .51
Class R-5:
 Six months ended 1/31/2005 (5)                                          15.23             .36                .34              .70
 Year ended 7/31/2004                                                    14.98             .75                .24              .99
 Year ended 7/31/2003                                                    15.28             .80               (.31)             .49
 Period from 7/15/2002 to 7/31/2002                                      15.30             .03               (.02)             .01




Financial highlights (1)

                                                                           Dividends and distributions

                                                                      Dividends
                                                                      (from net   Distributions              Total       Net asset
                                                                     investment   (from capital      dividends and      value, end
                                                                        income)          gains)      distributions       of period
Class A:
 Six months ended 1/31/2005 (5)                                          $(.34)             $-              $(.34)          $15.57
 Year ended 7/31/2004                                                     (.70)              -               (.70)           15.23
 Year ended 7/31/2003                                                     (.76)              -               (.76)           14.98
 Year ended 7/31/2002                                                     (.83)              -               (.83)           15.28
 Year ended 7/31/2001                                                     (.83)              -               (.83)           15.35
 Year ended 7/31/2000                                                     (.83)           (.03)              (.86)           14.87
Class B:
 Six months ended 1/31/2005 (5)                                           (.28)              -               (.28)           15.57
 Year ended 7/31/2004                                                     (.60)              -               (.60)           15.23
 Year ended 7/31/2003                                                     (.65)              -               (.65)           14.98
 Year ended 7/31/2002                                                     (.72)              -               (.72)           15.28
 Year ended 7/31/2001                                                     (.73)              -               (.73)           15.35
 Period from 3/15/2000 to 7/31/2000                                       (.29)              -               (.29)           14.87
Class C:
 Six months ended 1/31/2005 (5)                                           (.27)              -               (.27)           15.57
 Year ended 7/31/2004                                                     (.58)              -               (.58)           15.23
 Year ended 7/31/2003                                                     (.63)              -               (.63)           14.98
 Year ended 7/31/2002                                                     (.70)              -               (.70)           15.28
 Period from 3/15/2001 to 7/31/2001                                       (.26)              -               (.26)           15.35
Class F:
 Six months ended 1/31/2005 (5)                                           (.33)              -               (.33)           15.57
 Year ended 7/31/2004                                                     (.69)              -               (.69)           15.23
 Year ended 7/31/2003                                                     (.75)              -               (.75)           14.98
 Year ended 7/31/2002                                                     (.81)              -               (.81)           15.28
 Period from 3/19/2001 to 7/31/2001                                       (.28)              -               (.28)           15.35
Class R-5:
 Six months ended 1/31/2005 (5)                                           (.36)              -               (.36)           15.57
 Year ended 7/31/2004                                                     (.74)              -               (.74)           15.23
 Year ended 7/31/2003                                                     (.79)              -               (.79)           14.98
 Period from 7/15/2002 to 7/31/2002                                       (.03)              -               (.03)           15.28




Financial highlights (1)

                                                                               Ratio of expenses  Ratio of expenses
                                                                                      to average       to average          Ratio of
                                                                  Net assets,         net assets       net assets        net income
                                                        Total   end of period             before            after        to average
                                                    return(3)   (in millions)            waivers      waivers (4)        net assets
Class A:
 Six months ended 1/31/2005 (5)                         4.48%         $1,243            .72% (6)         .71% (6)         4.36%  (6)
 Year ended 7/31/2004                                   6.45           1,108            .74              .74              4.67
 Year ended 7/31/2003                                   3.06             955            .77              .77              5.08
 Year ended 7/31/2002                                   5.10             823            .77              .77              5.43
 Year ended 7/31/2001                                   9.14             650            .80              .80              5.50
 Year ended 7/31/2000                                   1.61             550            .80              .80              5.53
Class B:
 Six months ended 1/31/2005 (5)                         4.12              64           1.44 (6)         1.42 (6)          3.65  (6)
 Year ended 7/31/2004                                   5.71              60           1.45             1.45              3.96
 Year ended 7/31/2003                                   2.34              52           1.47             1.47              4.34
 Year ended 7/31/2002                                   4.37              31           1.47             1.47              4.68
 Year ended 7/31/2001                                   8.45              11           1.48             1.48              4.72
 Period from 3/15/2000 to 7/31/2000                     3.16               2            .55              .55              1.77
Class C:
 Six months ended 1/31/2005 (5)                         4.06              82           1.56 (6)         1.54 (6)          3.52  (6)
 Year ended 7/31/2004                                   5.59              70           1.57             1.57              3.83
 Year ended 7/31/2003                                   2.21              56           1.59             1.59              4.19
 Year ended 7/31/2002                                   4.22              28           1.59             1.59              4.53
 Period from 3/15/2001 to 7/31/2001                     3.34               4            .59              .59              1.75
Class F:
 Six months ended 1/31/2005 (5)                         4.44              66            .81 (6)          .79 (6)          4.25  (6)
 Year ended 7/31/2004                                   6.35              46            .82              .82              4.55
 Year ended 7/31/2003                                   2.96              24            .85              .85              4.91
 Year ended 7/31/2002                                   4.96              13            .88              .88              5.26
 Period from 3/19/2001 to 7/31/2001                     3.43               1            .35              .35              1.88
Class R-5:
 Six months ended 1/31/2005 (5)                         4.60              30            .50 (6)          .48 (6)          4.60  (6)
 Year ended 7/31/2004                                   6.68              27            .51              .51              4.90
 Year ended 7/31/2003                                   3.29              14            .53              .53              5.19
 Period from 7/15/2002 to 7/31/2002                      .09               4            .02              .02               .23

                                                          Six months ended
                                                              January 31,                       Year ended July 31
                                                               2005(5)             2004     2003      2002       2001      2000

Portfolio turnover rate for all classes of shares                6%                 6%       7%        12%        18%       33%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning account          Ending account           Expenses paid       Annualized
                                                 value 8/1/2004         value 1/31/2005        during period(1)    expense ratio

Class A -- actual return                        $      1,000.00              $ 1,044.84                 $ 3.66              .71%
Class A -- assumed 5% return                           1,000.00                1,021.63                   3.62              .71
Class B -- actual return                               1,000.00                1,041.21                   7.31             1.42
Class B -- assumed 5% return                           1,000.00                1,018.05                   7.22             1.42
Class C -- actual return                               1,000.00                1,040.57                   7.92             1.54
Class C -- assumed 5% return                           1,000.00                1,017.44                   7.83             1.54
Class F -- actual return                               1,000.00                1,044.40                   4.07              .79
Class F -- assumed 5% return                           1,000.00                1,021.22                   4.02              .79
Class R-5 -- actual return                             1,000.00                1,045.99                   2.48              .48
Class R-5 -- assumed 5% return                         1,000.00                1,022.79                   2.45              .48

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.71 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete January 31, 2005, portfolio of American High-Income Municipal Bond Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
>  American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust

Lit. No. MFGESR-940-0305P

Litho in USA BC/INS/8075-S1927

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN HIGH-INCOME MUNICIPAL BOND
Investment portfolio
January 31, 2005                                                     unaudited

                                                                                               Principal amount     Market value
Bonds & notes -- 93.10%                                                                                   (000)            (000)

ALABAMA -- 0.60%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001,
     5.25% 2009                                                                                          $2,215         $  2,336
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                        1,500            1,601
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref.
     Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017                                  2,000            2,023
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove,
     Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
     8.125% 2031                                                                                          4,750            2,856
                                                                                                                           8,816

ALASKA -- 0.90%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT,
     MBIA insured, 5.50% 2010                                                                             1,775            1,959
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.60% 2010                                                                              1,000            1,047
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 6.20% 2022                                                                              1,465            1,478
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                             7,625            7,359
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT,
     5.25% 2012                                                                                           1,420            1,548
                                                                                                                          13,391

ARIZONA -- 0.51%
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
     Series 2002, 3.00% 2005                                                                              2,000            2,015
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp.
     Project), Series 1997, AMT, 7.20% 2027                                                               3,600            3,779
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A1,
     AMT, 5.45% 2011                                                                                      1,675            1,836
                                                                                                                           7,630

CALIFORNIA -- 9.95%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
     Series B, 5.80% 2011                                                                                 1,360            1,477
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2001-A, 6.125% 2020                                   3,000            3,255
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev.
     Bonds (San Diego Hospital Association), Series 2003-C, 5.375% 2021                                   1,500            1,551
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Certs. of Part. (American Baptist Homes of the West Facs. Project),
     Series 1998-A, 6.10% 2017                                                                            1,650            1,681
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                               3,500            3,635
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
     Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018                               1,000            1,022
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
     California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior
     Homes and Services), Series 2002, 6.125% 2032                                                        1,000            1,062
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special
     Tax Bonds, 6.95% 2030                                                                                1,000            1,077
City of Chula Vista, Community Facs. Dist. No. 97-3 (Otay Ranch McMillin Spa
     One), Special Tax Bonds, Series 1999, 6.05% 2029                                                     1,415            1,458
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
     Special Tax Bonds, Series 1999, 6.125% 2016                                                            990            1,065
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
     7.00% 2024                                                                                           3,000            3,241
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015                                                                              1,000            1,079
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030                                                                             1,000            1,057
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax
     Bonds, Series 2004, 6.00% 2034                                                                       2,000            2,047
Various Purpose G.O. Bonds 5.25% 2018                                                                     2,000            2,212
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                                    2,500            2,512
GMAC Municipal Mortgage Trust, Rev. Bonds, Series A-1-3, AMT, 5.30% 2039
     (put 2019)(1)                                                                                        2,000            2,014
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West Project), Series
     2004-H, 4.45% 2026 (put 2011)                                                                        2,000            2,058
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement
     Bonds, Group Two, 5.00% 2017                                                                         1,000            1,019
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central
     California Project), Series 2001, 5.00% 2012                                                         1,320            1,389
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax
     Bonds, Series 2003, 6.00% 2033                                                                       1,000            1,042
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln
     Crossing Project), Series 2003-A, 6.125% 2033                                                        5,000            5,203
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln
     Crossing Project), Series 2004, 6.00% 2034                                                           2,250            2,326
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.10% 2010 (preref. 2005)                                                   1,000            1,037
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2015 (preref. 2005)                                                  2,500            2,592
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, 6.125% 2023 (preref. 2005)                                                  1,500            1,555
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, MBIA insured, 6.125% 2015 (preref. 2005)                                    1,000            1,037
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
     Project), Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                                    2,500            2,592
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured,
     5.00% 2014                                                                                           1,000            1,096
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized --
     Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017                                         500              524
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax
     Bonds, Series 2003-A, 5.00% 2017                                                                     1,000            1,038
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax
     Bonds, Series 2002-A, 6.00% 2025                                                                     1,000            1,078
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax
     Bonds, Series 2003-A, 5.55% 2033                                                                     1,500            1,544
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax
     Bonds, Series 2005-A, 5.20% 2034                                                                     1,000            1,004
Pollution Control Fncg. Auth., Ref. Rev. Bonds (Pacific Gas and Electric Co.),
     Series 1996-A, AMT, MBIA insured, 5.35% 2016                                                         2,000            2,176
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
     Industries of California, Inc. Project), BFI Corp. Guarantee,
     Series 1996-A, AMT, 5.80% 2016                                                                       3,000            2,861
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)                                 2,000            2,084
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
     Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                                   4,000            4,193
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
     Tax Ref. Bonds, Series 1998, 6.75% 2015                                                              2,800            3,143
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2015                                                      3,225            3,635
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
     County at Delano II), Series 2003-C, 5.50% 2018                                                      1,000            1,122
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State
     Prison-Lassen County, Susanville), Series 2004-E, 3.00% 2006                                         2,000            2,013
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.00% 2011                                                                 1,000            1,096
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State
     Hospital), Series 2004-A, 5.25% 2012                                                                 1,855            2,068
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds
     (Northwest Wastewater Fac.), Series 2005, 5.70% 2024                                                 1,000            1,006
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds
     (Northwest Wastewater Fac.), Series 2005, 5.85% 2035                                                 2,000            2,018
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
     Bonds, Series 2003-C, 6.00% 2028                                                                     1,500            1,569
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
     Bonds, Series 2003-C, 6.00% 2033                                                                     2,000            2,085
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch),
     6.125% 2014                                                                                            250              265
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
     No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
     6.30% 2021                                                                                             500              523
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds,
     6.625% 2026                                                                                          1,000            1,049
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 6.00% 2009                                                                          995            1,027
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 6.25% 2012                                                                          995            1,027
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2012                                                                                           1,490            1,633
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured,
     5.00% 2014                                                                                           1,650            1,811
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                  5,000            5,168
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special
     Tax Bonds, Series 1999, 6.10% 2014                                                                   2,390            2,567
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds,
     Series 2003, 6.00% 2033                                                                              1,000            1,035
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev.
     Project Area No. 1), Series 1995-B, 6.25% 2020                                                       1,000            1,040
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
     (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                  1,000            1,033
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                               7,000            7,320
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
     Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                    5,000            5,288
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I,
     3.45% 2035 (put 2011)                                                                                4,600            4,554
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special
     Tax Bonds, Series 2003, 6.00% 2033                                                                   2,410            2,496
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf
     Creek), Special Tax Bonds, Series 2003, 5.80% 2026                                                   1,000            1,022
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf
     Creek), Special Tax Bonds, Series 2003, 5.90% 2034                                                   2,500            2,555
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref.
     Bonds, Series 1998-A, 5.35% 2009                                                                       940              998
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco
     Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028                                               500              466
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                              3,000            3,516
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015                              1,500            1,747
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                             1,500            1,714
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                              2,500            2,831
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                             2,000            2,182
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured,
     5.50% 2016                                                                                           1,000            1,135
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special
     Tax Bonds, 6.00% 2033                                                                                1,000            1,032
                                                                                                                         147,682

COLORADO -- 3.05%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
     Project), Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034
     (preref. 2010)                                                                                       7,500            1,021
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2011                                                                             1,000            1,087
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
     FGIC insured, 5.00% 2012                                                                             1,500            1,630
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
     6.70% 2019                                                                                           3,500            3,783
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing
     Project), Series 1997-A, 6.20% 2012                                                                  1,000            1,011
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing
     Project), Series 1997-A, 6.45% 2021                                                                  2,000            1,993
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A,
     5.375% 2010                                                                                          1,000            1,073
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001,
     5.25% 2021                                                                                           2,095            2,221
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A,
     5.00% 2008                                                                                           1,880            1,995
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series
     2002-B, 6.125% 2033                                                                                  1,000            1,064
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society
     Project), Series 2000, 6.60% 2016                                                                    1,000            1,137
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society
     Project), Series 2002, 5.90% 2027                                                                    1,830            1,962
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1995-B1,
     AMT, 7.90% 2025                                                                                         10               10
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1997-B2, AMT,
     7.00% 2026                                                                                              95               96
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax
     Increment Supported Rev. Bonds, Series 2003, 8.00% 2025                                              8,500            8,915
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and
     Improvement Bonds, Series 2001, 7.75% 2026                                                           3,000            3,133
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited
     Tax G.O. Bonds, Series 2001, 7.25% 2031                                                              1,000            1,011
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
     Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                     7,610            7,925
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series
     2001, 7.50% 2031                                                                                     4,110            4,233
                                                                                                                          45,300

CONNECTICUT -- 1.82%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co.
     Project), Series 1993-A, 5.85% 2028                                                                  1,375            1,472
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co.
     Project), Series 1993-B, AMT, 5.95% 2028                                                             1,500            1,595
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.40% 2011(1)                                                                                        6,590            7,001
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B,
     5.60% 2009(1)                                                                                        1,000            1,080
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B,
     5.75% 2018(1)                                                                                        3,000            3,155
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,
     6.40% 2011 (preref. 2007)(1)                                                                         3,470            3,803
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.00% 2016                                                           4,350            4,692
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2021                                                           2,000            2,135
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
     Improvement Bonds, Series 2001, 6.25% 2031                                                           2,000            2,127
                                                                                                                          27,060

DISTRICT OF COLUMBIA -- 0.32%
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-B,
     6.625% 2031 (preref. 2005)                                                                           1,000            1,002
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-C,
     6.80% 2031 (preref. 2006)                                                                            1,500            1,568
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
     Hospital and Washington Hospital Center Projects), Series 2001-D,
     6.875% 2031 (preref. 2007)                                                                           2,000            2,173
                                                                                                                           4,743

FLORIDA -- 11.43%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special
     Assessment Rev. Bonds, Series 2000, 6.50% 2007                                                          25               25
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.00% 2014                                                  745              783
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
     Bonds (Industrial Project), Series 2002-B, 7.25% 2033                                                2,205            2,352
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward
     Inc. Project), Series 2001-A, 5.50% 2008                                                             1,600            1,743
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project),
     Series 2002-A, 8.00% 2032                                                                            5,400            5,678
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project),
     Series 2002-B, 7.625% 2032 (put 2009)                                                                2,500            2,529
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,
     Series 1998-A, 6.25% 2020                                                                            3,900            3,931
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev.
     Bonds, Series 2004-B, 5.00% 2011                                                                     1,000            1,005
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 1995, 8.25% 2016 (preref. 2005)                                        4,100            4,245
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
     Assessment Ref. Bonds, Series 2000-C, 7.10% 2030                                                     7,355            7,889
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2012                                                                            1,000            1,109
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2013                                                                            2,000            2,228
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
     Series 2003-A, 5.25% 2014                                                                            1,000            1,115
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2007                                                                                           1,175            1,194
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B,
     5.125% 2009                                                                                          1,000            1,014
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B,
     7.375% 2031                                                                                            985            1,059
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center
     Fort Myers Project), Series 2003-B, 5.50% 2010                                                       1,230            1,250
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2003, 5.20% 2007                                                              370              376
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
     Assessment Bonds, Series 2004-B, 5.00% 2009                                                          3,300            3,331
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-A, 7.00% 2033                                                                       990            1,058
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev.
     Bonds, Series 2002-B, 6.25% 2009                                                                       500              511
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.625% 2008                                                                           1,605            1,611
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2001-B, 6.35% 2010                                                                     2,970            3,030
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
     Bonds, Series 2002, 6.75% 2034                                                                       4,500            4,840
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
     Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                                    2,470            2,501
Heritage Isles Community Dev. Dist. (Hillsborough County), Special Assessment
     Rev. Bonds, Series 1998-A, 5.75% 2005                                                                  465              465
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                              350              351
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 1998-B, 5.50% 2005                                                                        75               75
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011                                           2,000            2,167
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012                                           1,365            1,478
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
     System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013                                           3,535            3,779
Hillsborough County Aviation Auth., Rev. Ref. Bonds, Series 2003-D, AMT,
     MBIA insured, 5.50% 2012                                                                             2,520            2,830
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2012                                                 1,000            1,077
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2013                                                 1,500            1,606
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
     General Hospital Project), Series 2003-A, 5.00% 2018                                                 3,795            3,934
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                            3,500            3,540
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C,
     5.00% 2007                                                                                           2,000            2,125
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-A, 7.40% 2032                                                      895              961
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2001-B, 6.40% 2011                                                      570              581
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
     Improvement Rev. Bonds, Series 2003-B, 5.40% 2008                                                    1,745            1,762
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
     Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                                     2,665            2,712
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev.
     Bonds, Series 2003, 5.30% 2007                                                                       1,155            1,166
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at
     Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017                                         2,500            2,546
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.25% 2007                                                                            1,000            1,048
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2009                                                                            1,800            1,927
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2011                                                                              500              537
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2013                                                                            1,410            1,493
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.75% 2015                                                                              500              525
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2021                                                                            3,800            3,889
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell
     Point/Alliance Obligated Group, Shell Point Village Project),
     Series 1999-A, 5.50% 2029                                                                            1,250            1,254
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.25% 2009                                                                                           1,500            1,637
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured,
     5.625% 2013                                                                                          4,000            4,415
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2000-A, 7.65% 2032                                                                     2,970            3,251
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
     Bonds, Series 2002, 6.625% 2032                                                                      4,935            5,185
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.85% 2033                                                                     2,230            2,346
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.25% 2007                                                                       720              725
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-1, 4.80% 2009                                                                     2,050            2,054
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-B, 5.00% 2009                                                                     1,000            1,005
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2004-A, 6.00% 2036                                                                     2,000            2,022
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
     Bonds, Series 2003-B, 5.125% 2007                                                                    2,000            2,016
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste
     Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)                                   2,000            2,013
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation
     Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014                                        1,000            1,103
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured,
     5.00% 2031 (put 2011)                                                                                1,000            1,089
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
     (Infrastructure Project), Series 2004-B, 6.50% 2037                                                  2,000            2,094
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
     (Heron Bay Project), Series 1997, 7.00% 2019                                                         2,580            2,684
North Springs Improvement Dist., Special Assessment Bonds (Parkland Isles
     Project), Series 1997-A, 7.00% 2019                                                                  1,000            1,041
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds (Unit of Dev. No. 9A), Series 1996-A, 6.80% 2006 (escrowed
     to maturity)                                                                                           370              385
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds (Unit of Dev. No. 9A), Series 1996-A, 7.30% 2027 (preref. 2006)                                1,500            1,633
Northern Palm Beach County Improvement Dist., Water Control and Improvement
     Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013                                                   770              815
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
     Project), Series 1998-A, 5.80% 2026                                                                  3,250            3,275
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult
     Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                          3,230            3,333
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds,
     Series 2005-B, 5.125% 2011                                                                           1,100            1,110
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
     Bonds, Series 2002, 7.25% 2033                                                                       2,500            2,633
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
     Rev. Bonds, Series 2003-B, 6.375% 2013                                                               2,955            3,018
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
     Bonds, Series 2002, 6.90% 2033                                                                       3,960            4,237
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev.
     Bonds, Series 2005-A, 5.70% 2035                                                                     1,000            1,007
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
     Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                               335              342
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.875% 2023                                                                      1,000            1,055
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003, 6.95% 2033                                                                       1,000            1,053
University Place Community Dev. Dist. (Manatee County), Series 2001-B,
     6.10% 2007                                                                                             345              347
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
     Bonds, Series 2001-A, 6.95% 2033                                                                     3,455           3,697
Urban Orlando Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004,
     6.00% 2020                                                                                           1,000            1,025
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
     Series 2002-A, 6.75% 2034                                                                            1,000            1,056
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.95% 2012                                                                              690              704
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev.
     Bonds, Series 2003-B, 5.00% 2008                                                                     3,815            3,842
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.25% 2010                                                                              290              294
                                                                                                                         169,776

GEORGIA -- 1.08%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.75% 2014                                                                                           1,000            1,099
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001,
     7.90% 2024                                                                                           5,000            5,464
Dev. Auth. of Floyd County, Environmental Improvement Rev. Bonds (Georgia Kraft
     Co. Project), Series 1985, 5.70% 2015                                                                1,000            1,068
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student
     Housing System Project), Series 2004, 6.00% 2012                                                     1,790            2,000
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student
     Housing System Project), Series 2004, 5.00% 2015                                                     1,000            1,046
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student
     Housing System Project), Series 2004, 5.25% 2019                                                     2,750            2,916
G.O. Bonds, Series 2002-B, 4.50% 2005                                                                     2,500            2,515
                                                                                                                          16,108

IDAHO -- 1.31%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-B-2,
     AMT, 5.20% 2011                                                                                        435              441
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-B-2,
     AMT, 5.00% 2013                                                                                        575              587
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-D-3,
     AMT, 5.15% 2013                                                                                        605              616
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-G, AMT,
     5.75% 2014                                                                                             340              352
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-B-III,
     AMT, 5.75% 2020                                                                                      2,360            2,469
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E,
     Class III, AMT, 5.40% 2021                                                                           1,705            1,777
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-F,
     Class III, AMT, 5.30% 2021                                                                           1,720            1,781
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-C,
     Class III, AMT, 5.50% 2021                                                                           1,540            1,629
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-E,
     Class III, AMT, 5.30% 2022                                                                           1,255            1,312
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-B,
     Class III, AMT, 5.10% 2023                                                                           1,085            1,115
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C,
     Class III, AMT, 4.50% 2023                                                                           1,000              988
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E,
     Class III, AMT, 5.15% 2023                                                                           1,575            1,637
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-A,
     Class III, AMT, 4.75% 2024                                                                           1,385            1,395
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-B,
     Class III, AMT, 5.40% 2024                                                                           2,240            2,339
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds,
     Series 1997-H2, AMT, 5.40% 2010                                                                        570              575
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds,
     Series 1997-I2, AMT, 5.55% 2010                                                                        350              363
                                                                                                                          19,376

ILLINOIS -- 5.85%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001,
     5.375% 2016                                                                                          1,500            1,669
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999,
     FGIC insured, 5.25% 2020                                                                             1,000            1,146
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured,
     5.50% 2015                                                                                           2,000            2,195
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 2004-B, MBIA insured, 5.00% 2007                                                              2,500            2,614
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
     Series 1996-A, AMBAC insured, 5.60% 2010                                                             1,000            1,046
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge
     Rev. Bonds, Series 2001-C, AMBAC insured, AMT, 5.50% 2015                                            4,030            4,423
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge
     Rev. Bonds, Series 2001-E, AMT, AMBAC insured, 5.50% 2016                                            2,340            2,568
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds
     (United Air Lines, Inc. Project), Series 1999-B, AMT, 5.20% 2011(2)                                  2,500              438
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project),
     Series 2002, 6.75% 2032                                                                              2,000            2,079
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
     Project), Series 1997, AMT, 5.05% 2010                                                               3,035           3,199
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of
     Natural History), Series 2002, 4.45% 2036 (put 2014)                                                 1,790            1,842
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.625% 2017                                     2,500            2,826
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.00% 2022                                      1,000            1,073
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2030                                      6,000            6,419
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement
     Fund, Inc. (University Center Project), Series 2002, 6.25% 2034                                      2,500            2,587
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A,
     5.75% 2014                                                                                             750              755
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A,
     6.00% 2020                                                                                           1,000            1,009
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project),
     Series 1995-A, 7.40% 2023                                                                            3,130            3,408
G.O. Bonds, Series of September 2004, 5.00% 2007                                                          4,400            4,668
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999,
     FSA insured, 5.125% 2028                                                                             1,000            1,034
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                          1,000            1,071
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014                          1,500            1,553
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                            500              513
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001,
     6.25% 2017                                                                                           5,000            5,657
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A,
     FSA insured, 5.50% 2017                                                                              1,500            1,670
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series
     1997-A, 5.25% 2018                                                                                   2,000            1,915
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group --
     Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031                                       1,500            1,515
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                           1,500            1,622
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2008                                                                                           2,500            2,698
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004,
     5.25% 2011                                                                                           2,500            2,750
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002,
     5.75% 2022                                                                                           3,000            3,192
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1,
     6.90% 2033                                                                                           5,700            5,780
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.70% 2011                                                                                     500              534
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series
     1997-A, 5.80% 2016                                                                                   2,000            2,116
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A,
     6.00% 2019                                                                                           1,000            1,012
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds
     (Sedgebrook Project), Series 2004, 6.25% 2034                                                        1,850            1,876
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement
     Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030                                              3,913            4,357
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
     Recovery Partners, L.P. Projects), Series 1999-A, AMT, 8.375% 2016(2)                                3,950                0
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
     Recovery Partners, L.P. Projects), Series 1999-B, AMT, 8.375% 2016(2)                                1,545                0
                                                                                                                          86,829

INDIANA -- 1.62%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
     Series 1997-A, 5.75% 2011                                                                            1,000            1,038
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series
     1999-D, 5.25% 2016 (preref. 2009)                                                                    2,805            3,129
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.),
     Series 2001, 5.25% 2008                                                                              1,325            1,414
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2009                                                                                   2,305            2,537
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2015                                                                                   1,000            1,110
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.50% 2016                                                                                   1,000            1,107
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series
     2002-F, 5.00% 2019                                                                                   3,450            3,645
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc.,
     Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031(2)                          3,198              326
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp.
     Project), Series 2004, AMT, 5.10% 2017                                                               5,000            5,278
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport
     Auth. Project), Series 2004-I, AMT, MBIA insured, 5.25% 2014                                         2,000            2,199
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured,
     5.375% 2016                                                                                          2,000            2,302
                                                                                                                          24,085

IOWA -- 0.36%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC
     insured, 6.00% 2027                                                                                  2,000            2,287
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                   1,000            1,023
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                   2,000            2,041
                                                                                                                           5,351

KANSAS -- 0.20%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. --
     Southridge Project), Series 2002-C, 6.875% 2032                                                      1,000            1,078
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2002-A, 5.00% 2005                               1,840            1,871
                                                                                                                           2,949

KENTUCKY -- 1.45%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
     Series 1999, 5.70% 2009                                                                              2,500            2,689
City of Ashland, Sewage and Solid Waste Rev. Bonds (Ashland Inc. Project),
     Series 1995, AMT, 7.125% 2022                                                                        2,200            2,255
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                             1,000            1,020
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012                             1,000            1,001
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                             7,000            6,867
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp.
     Project -- Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022                                         7,000            7,743
                                                                                                                          21,575

LOUISIANA -- 2.29%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996,
     9.00% 2026 (preref. 2006)                                                                            1,850            2,082
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A,
     6.20% 2028                                                                                           5,000            5,001
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co.
     Project), Series 2001-A, 5.25% 2013                                                                  2,500            2,715
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities
     Co. Project), Series 1984-II, 7.70% 2014                                                             1,500            1,542
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                  16,125           15,475
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container
     Corp. Project), Series 2003, AMT, 7.45% 2024                                                         6,000            7,114
                                                                                                                          33,929

MAINE -- 0.36%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue),
     Series 1999-A, 7.50 % 2019 (preref. 2009)                                                            1,000            1,158
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue),
     Series 1999-A, 7.55% 2029 (preref. 2009)                                                             2,000            2,321
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                              1,700            1,807
                                                                                                                           5,286

MARYLAND -- 1.42%
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System),
     Series 2001, 8.25% 2028                                                                              1,000              934
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project),
     Series 1999, 7.10% 2029 (preref. 2009)                                                               1,000            1,195
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds,
     Series 1998, 6.625% 2025                                                                             3,500            3,645
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds,
     Series 2004-A, 5.95% 2030                                                                            3,000            3,021
Frederick County, Urbana Community Dev. Auth., Subordinate Special Obligation
     Bonds, Series 2004-B, 6.25% 2030                                                                     1,000            1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist
     HealthCare Issue), Series 2003-A, 5.00% 2012                                                         1,000            1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health
     Issue), Series 2004, 5.00% 2012                                                                      1,000            1,071
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health
     Issue), Series 2004, 5.75% 2015                                                                      2,590            2,886
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health
     Issue), Series 2004, 5.375% 2024                                                                     2,000            2,077
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA
     Collateralized -- Langley Gardens Apartments Project), Series 1997-A,
     5.75% 2029                                                                                           1,000            1,046
Prince George's County, Project and Rev. Ref. Bonds (Dimensions Health Corp.
     Issue), Series 1994, 5.375% 2014                                                                     1,250            1,082
Prince George's County, Special Obligation Bonds (Woodview Village Phase II
     Subdistrict), Series 2002, 7.00% 2032                                                                1,980            2,059
                                                                                                                          21,081

MASSACHUSETTS -- 1.73%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
     Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                            1,000            1,127
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                               5,000            5,806
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System
     Issue), Series C, 6.00% 2015                                                                         1,000            1,139
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                                5,250            5,392
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
     Project), Series 1998-A, AMT, 5.30% 2009                                                             6,300            6,465
Industrial Fin. Agcy., Rev. Bonds (Edgewood Retirement Community Project),
     Series 1995-A, 9.00% 2025 (preref. 2005)                                                             5,400            5,792
                                                                                                                          25,721

MICHIGAN -- 3.84%
Certs. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)                          2,380            2,683
Charter County of Wayne, Rev. Ref. Bonds (Detroit Metropolitan Wayne County
     Airport), Series D, AMT,FGIC insured, 5.50% 2013                                                     3,000            3,339
City of Detroit, Limited Tax G.O. Bonds, Series 1995-A, 6.40% 2005                                        1,145            1,153
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref.
     Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027                           2,000            2,286
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
     Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                            2,000            2,214
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control
     Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project),
     Series 2000-A, AMT, 6.875% 2009                                                                      6,865            7,122
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center),
     Series 1998-A, 5.00% 2008                                                                            2,030            2,058
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2018                                                                  1,000              995
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical
     Center), Series 1998-B, 5.375% 2028                                                                  3,250            3,131
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated
     Group), Series 1998-A, 5.125% 2018                                                                   1,550            1,404
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated
     Group), Series 1995-A, 7.50% 2027 (preref. 2005)                                                     2,265            2,345
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated
     Group), Series 1995-A, 8.10% 2013 (preref. 2005)                                                     1,100            1,165
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated
     Group), Series 1995-A, 8.00% 2005 (escrowed to maturity)                                             1,035            1,073
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated
     Group), Series 1998-A, 5.30% 2013                                                                    1,000            1,028
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series
     2003-A, 5.50% 2013                                                                                   1,000            1,110
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series
     2003-A, 5.50% 2016                                                                                   2,500            2,725
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series
     1994-A, 5.375% 2006                                                                                  1,050            1,056
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series
     1994-A, 6.00% 2014                                                                                   1,000            1,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater
     Detroit), Series 1995, 6.00% 2008                                                                      635              632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group),
     Series 2002-C, 5.375% 2023                                                                           1,500            1,603
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA
     insured, 5.30% 2016                                                                                  2,110            2,236
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031
     (put 2011)                                                                                           1,500            1,643
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2010                                                                     1,330            1,437
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2014                                                                     1,600            1,723
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2015                                                                     1,710            1,827
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center,
     Inc.), Series 2004-G, 5.00% 2017                                                                     2,425            2,561
Strategic Fund, Limited Obligation Rev. Bonds (United Waste Systems, Inc.
     Project), Series 1995, 5.20% 2010                                                                    4,250            4,513
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste
     Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                   1,000              990
                                                                                                                          57,054

MINNESOTA -- 0.09%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev.
     Bonds, Series 2003, 5.25% 2009                                                                       1,250            1,331


MISSISSIPPI -- 0.23%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018                                                                1,000            1,180
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                2,000            2,303
                                                                                                                           3,483

MISSOURI -- 0.42%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A,
     5.25% 2012                                                                                           2,515            2,776
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev.
     Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                   3,300            3,546
                                                                                                                           6,322

MONTANA -- 0.11%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip
     Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)                                  1,500            1,603

NEBRASKA -- 0.05%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                      684              571
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                       7,943              119
                                                                                                                             690

NEVADA -- 3.81%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison
     Co.), AMT, 3.25% 2031 (put 2009)                                                                     2,000            1,981
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.00% 2009                                                           2,365            2,457
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.50% 2019                                                          11,025           12,076
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011                                      1,025            1,062
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014                                       1,235            1,278
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015                                         985            1,019
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages
     15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021                                      2,515            2,602
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.60% 2013                                                           1,000            1,033
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 5.75% 2014                                                           1,000            1,033
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local
     Improvement Bonds, Series 2003, 6.375% 2023                                                          3,375            3,485
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1998-A, 5.375% 2026                                                                           2,000            2,039
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
     Series 1999-A, 6.75% 2020                                                                            2,000            2,210
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                             1,655            1,707
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                               970            1,000
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.10% 2012                                         1,000            1,030
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned
     Community), Limited Obligation Improvement Bonds, 5.55% 2017                                         2,990            3,081
Housing Division, Single-family Mortgage Bonds, Series 1999-B1, 4.95% 2012                                  255              264
Housing Division, Single-family Mortgage Bonds, Series 1999-D2, AMT, 5.90% 2013                             545              567
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local
     Improvement Bonds, Series 2004, 5.75% 2016                                                           2,180            2,249
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.40% 2015                                                           1,390            1,440
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
     Improvement Bonds, Series 2001, 6.75% 2021                                                           1,980            2,047
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.125% 2017                                                          2,715            2,777
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
     Improvement Bonds, Series 2002, 6.40% 2022                                                           3,000            3,062
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project),
     Series 2001, AMT, 5.00% 2036 (put 2009)                                                              5,000            5,100
                                                                                                                          56,599

NEW HAMPSHIRE -- 0.22%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public
     Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021                                2,000            2,115
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group
0     Issue), Series 2001-A, 5.75% 2031                                                                    1,000            1,066
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series
     1997-D, AMT, 5.60% 2012                                                                                165              173
                                                                                                                           3,354

NEW JERSEY -- 4.07%
Certs. of Part., Series 2004-A, 5.00% 2013                                                                7,000            7,639
Certs. of Part., Series 2004-A, 5.00% 2014                                                                5,500            5,997
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2014                                                                                          4,500            5,015
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.375% 2015                                                                                          5,500            6,135
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured,
     5.50% 2016                                                                                           2,750            3,112
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill
     Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031
     (preref. 2014)                                                                                       3,750            4,608
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project),
     Series 1998-C, 5.50% 2018                                                                            1,000            1,026
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project),
     Series 1998-C, 5.50% 2028                                                                            1,500            1,505
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.10% 2008                                                                            1,250            1,290
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.20% 2009                                                                            1,000            1,040
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.30% 2010                                                                            1,000            1,047
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2018                                                                            1,000            1,022
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
     Series 1998-A, 5.50% 2025                                                                            1,000            1,006
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward
     Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)                                         1,000            1,123
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward
     Homestead Project), Series 1996-A, 8.625% 2025 (preref. 2006)                                        3,000            3,375
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-A, 7.25% 2031                                                                     2,250            2,375
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc.
     Fac.), Series 2001-B, 5.50% 2006                                                                     1,345            1,345
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
     Series 2000-A, 8.25% 2030                                                                            9,000            9,754
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                             2,000            2,001
                                                                                                                          60,415

NEW MEXICO -- 0.79%
Capital Projects, G.O. Bonds, Series 2003, 4.00% 2005                                                     4,000            4,006
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist. --
     Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021                                 2,150            2,189
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist. --
     Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021                                    5,410            5,457
                                                                                                                          11,652

NEW YORK -- 6.67%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds
     (St. Francis Hospital Project), Series 2004, 4.00% 2008                                              1,410            1,455
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds
     (St. Francis Hospital Project), Series 2004, 4.00% 2009                                              1,000            1,032
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
     Series 1998-C, 5.00% 2010                                                                            1,930            2,063
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)                                       7,000            7,730
Dormitory Auth., Third General Resolution Rev. Bonds (State University
     Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)                                       4,000            4,600
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City),
     Series 1996-A, 6.00% 2006                                                                            1,000            1,053
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City),
     Series 1996-A, 6.00% 2007                                                                            2,000            2,109
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds,
     Series 1997-C, 5.10% 2009                                                                              800              856
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2012                                                                                           5,000            5,563
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2013                                                                                           1,500            1,670
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B,
     5.25% 2014                                                                                           1,000            1,114
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C,
     5.50% 2014                                                                                           1,000            1,123
Metropolitan Transportation Auth., State Service Contract Ref. Bonds,
     Series 2002-A, 5.125% 2024                                                                           2,000            2,124
City of New York, G.O. Bonds, Fiscal 1998 Series B, 5.25% 2010                                            1,000            1,065
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2008                                            2,000            2,141
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009                                            2,510            2,714
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                            3,000            3,347
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                            1,720            1,838
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                            5,000            5,316
City of New York, G.O. Bonds, Fiscal 2004, Series I, 5.00% 2015                                           5,000            5,459
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                            2,000            2,184
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                              2,475            2,807
City of New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds,
     Fiscal Series 1996-A, 6.00% 06-15-25 (preref. 2005)                                                  1,500            1,537
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration
     Partners, LP Project), Series 1997, AMT, 6.20% 2022                                                  5,335            5,422
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds,
     Series 2003-B, 5.25% 2029                                                                            4,600            5,050
City University of New York, Certs. of Part. (John Jay College of Criminal
     Justice Project), 6.00% 2006                                                                         1,475            1,551
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
     (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                                        1,500            1,569
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, AMT,
     FGIC insured, 5.00% 2006                                                                             3,000            3,122
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT,
     5.00% 2009                                                                                           4,525            4,896
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners
     Project), Series 4, AMT, 7.00% 2007                                                                    800              848
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners
     Project), Series 4, AMT, 6.75% 2011                                                                  4,000           4,236
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
     Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000-A,
     8.00% 2030                                                                                           2,000            2,128
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
     5.25% 2014                                                                                           2,000            2,283
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                                      4,000            4,328
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
     (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)                                      2,500            2,771
                                                                                                                          99,104

NORTH CAROLINA -- 1.62%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                    1,500            1,616
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                    1,000            1,104
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                   3,950            4,339
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                    1,000            1,182
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 7.00% 2007                    1,000            1,073
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010                    2,000            2,145
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                    1,000            1,070
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                    2,000            2,138
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                    1,000            1,121
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014                   2,000            2,142
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017                   1,500            1,610
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                    1,750            1,936
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020                       1,000            1,132
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013                       1,250            1,392
                                                                                                                          24,000

NORTH DAKOTA -- 0.03%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                              475              486


OHIO -- 1.56%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
     Series 1998, AMT, 5.375% 2027                                                                        2,750            1,955
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
     Series 1999, AMT, 5.70% 2019                                                                         1,500            1,179
G.O. Highway Capital Improvement Bonds (Full Faith and Credit/Highway User Receipts),
     Series H, 6.00% 2005                                                                                 3,000            3,030
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project),
     4.95% 2037 (put 2015)                                                                                1,060            1,133
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project),
     5.05% 2037 (put 2016)                                                                                3,250            3,485
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners),
     Series 2002-A, 5.50% 2013                                                                            1,075            1,187
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2008                                                      1,000            1,073
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic
     Healthcare Partners), Series 2001-A, 5.25% 2010                                                      1,000            1,090
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2018                                                    1,000            1,116
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
     Network Obligated Group), Series 1999, 6.75% 2022                                                    1,000            1,104
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2022                                                  1,000            1,093
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
     System Obligated Group), Series 2000-B, 6.375% 2030                                                  1,750            1,890
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project),
     Series 1998-A, AMT, 5.875% 2020                                                                      3,800            3,817
                                                                                                                          23,152

OKLAHOMA -- 0.59%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
     Corp. Project), Series 2000-A, 7.40% 2017                                                            2,710            2,727
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
     Corp. Project), Series 2000-A, 7.75% 2030                                                            6,050            6,087
                                                                                                                           8,814

OREGON -- 0.70%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.75% 2013                                                                              2,000            2,039
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 5.875% 2016                                                                             3,500            3,526
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
     Series 1999, 6.00% 2025                                                                              2,750            2,775
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2003-A, FSA insured,
     4.00% 2005                                                                                           2,000            2,013
                                                                                                                          10,353

PENNSYLVANIA -- 1.65%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project),
     Series 2004, 5.10% 2014                                                                              1,000            1,045
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                        4,000            4,076
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Frankford Hospital), Series A, 6.00% 2014 (escrowed to maturity)                                      465              469
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
     (Temple University Hospital), Series 1997, 5.70% 2009                                                1,000            1,036
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                             1,000            1,049
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B,
     5.75% 2017                                                                                           4,000            4,211
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-A,
     5.875% 2022                                                                                          1,000            1,043
Montgomery County Industrial Dev. Auth., Rev. Bonds (Whitemarsh Project),
     6.125% 2028                                                                                          2,000            2,015
Montgomery County Industrial Dev. Auth., Rev. Bonds (Whitemarsh Project),
     6.25% 2035                                                                                           3,000            3,039
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.30% 2007                                                                              1,145            1,166
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
     Series 1998, 5.50% 2010                                                                              1,000            1,024
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
     SeniorCare Obligated Group), Rev. Bonds, Series 2000-B, 8.125% 2030                                  4,000            4,320
                                                                                                                          24,493

PUERTO RICO -- 1.22%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                  1,500            1,673
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027 (put 2012)                8,000            9,006
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                  7,000            7,466
                                                                                                                          18,145

RHODE ISLAND -- 0.36%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan
     Obligated Group Issue), Series 2002, 6.375% 2021                                                     1,000            1,106
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan
     Obligated Group Issue), Series 2002, 6.50% 2032                                                      3,000            3,271
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 9-B1,
     AMT, 5.55% 2013                                                                                        960              968
                                                                                                                           5,345

SOUTH CAROLINA -- 1.90%
Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Waste Management of South Carolina, Inc.
     Project), Series 2001, AMT, 3.30% 2016 (put 2007)                                                    2,000            1,988
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International
     Paper Co. Projects), Series 2002-A, 5.70% 2014                                                       2,500            2,788
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co.
     Projects), Series 1999-A, 5.125% 2012                                                                1,000            1,070
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                       6,000            6,203
South Carolina Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds
     (Palmetto Health Alliance), Series 2003-C, 6.00% 2013                                                2,040            2,267
South Carolina Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds
     (Palmetto Health Alliance), Series 2003-C, 6.375% 2034                                               3,500            3,800
South Carolina Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial
     Hospital), Series 1998, AMBAC insured, 5.75% 2010                                                    1,345            1,474
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                            5,500            5,511
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project),
     Series 1990, AMT, 7.625% 2006                                                                        3,000            3,090
                                                                                                                          28,191

SOUTH DAKOTA -- 0.54%
Education Loans Incorporated, Student Loan Asset-Backed Callable Notes,
     Series 1998-1, AMT, 4.95% 2010                                                                       7,500            7,968


TENNESSEE -- 2.57%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance
     Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                         1,000            1,186
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                        2,500            2,558
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT,
     MBIA insured, 5.50% 2010                                                                             1,500            1,668
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2001, 5.00% 2009                                                              2,000            2,158
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                              5,735            6,178
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2003, AMT, 4.50% 2014                                                         1,000            1,017
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
     Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                    1,120            1,314
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev.
     Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                 1,880            2,210
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
     (Baptist Memorial Heath Care), Series 2004-A, 5.00% 2020 (put 2008)                                 11,000           11,703
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2015                                            1,520            1,732
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                            1,950            2,130
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                            2,000            2,160
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital
     Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN
     insured, 5.00% 2013                                                                                  2,000            2,176
                                                                                                                          38,190

TEXAS -- 8.14%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc.
     Project), Series 1990, AMT, 7.00% 2011                                                               2,500            2,102
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland
     Forest Products Corp. Project), Series 1991, 5.65% 2012                                              2,000            2,105
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015                                  5,000            5,345
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998,
     5.25% 2028                                                                                           1,000            1,005
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas
     Utilities Electric Co. Project), Series 1995-B, AMT, 5.05% 2030 (put 2006)                           5,425            5,577
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                            9,745           10,543
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
     Series 2003-A, AMT, 6.75% 2038 (put 2013)                                                            1,000            1,164
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project),
     Series 1999-A, 5.375% 2019                                                                           2,000            2,069
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev.
     Bonds (Dow Chemical Co. Project), Series 2002-A3, AMT, 4.95% 2033 (put 2007)                         2,000            2,074
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev.
     Bonds (Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20% 2033 (put 2008)                         7,500            7,979
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
     Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011                       2,000            2,239
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
     Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015                        1,185            1,326
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building
     Bonds, Series 1998, 5.20% 2018                                                                       1,000            1,078
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
     (Waste Management of Texas, Inc. Denton County Project), Series 2003-B, AMT,
     3.50% 2028 (put 2007)                                                                                1,000            1,000
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2001-A, 6.375% 2029                                                       5,100            5,613
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2014                                                        2,915            3,183
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2015                                                        1,000            1,087
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2016                                                        2,385            2,584
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2004-A, 5.25% 2017                                                        1,500            1,616
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Heathcare System), Series 2004-A, 5.25% 2010                                                         1,500            1,639
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2010                                                                 1,710            1,866
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.625% 2014                                                                1,500            1,644
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2001-A, 5.50% 2020                                                                 2,850            3,056
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal
     Hospital), Series 2002, 5.50% 2017                                                                   1,045            1,137
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B,
     FSA insured, 5.00% 2032 (put 2012)                                                                   2,000            2,195
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 7.00% 2008                                                               1,485            1,638
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 1996, 6.75% 2016                                                               1,000            1,095
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
     Inc. Project), Series 2005, 5.00% 2012                                                               1,315            1,367
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT,
     FGIC insured, 5.25% 2012                                                                             1,000            1,071
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, AMT,
     FSA insured, 5.625% 2018                                                                             1,825            2,039
City of Houston, Airport System Subordinate Lien, Rev. Ref. Bonds, Series 2001-A,
     AMT, FGIC insured, 5.50% 2015                                                                        2,855            3,157
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Comm., Inc.),
     Series 2004-A, 7.125% 2034                                                                           5,000            5,292
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining
     and Marketing Co. Project), Series 1997-C, 5.40% 2018                                                1,000            1,036
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining
     and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                                          5,250            5,565
Public Fin. Auth., G.O. and Ref. Bonds, Series 2003-A, 5.00% 2005                                         5,000            5,095
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                              2,845            2,864
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-A, 5.50% 2022 (put 2011)                                                                 2,645            2,882
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
     Series 2002, 6.00% 2021                                                                                750              809
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
     Series 2002, RADIAN insured, 5.125% 2017                                                             2,000            2,130
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT,
     FGIC insured, 5.75% 2016                                                                             1,000            1,128
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003, 4.00% 2005                                                                          6,115            6,115
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
     5.375% 2013                                                                                          1,500            1,676
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care
     System Project), Series 2002-A, 5.00% 2019                                                           2,500            2,616
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care
     System Project), Series 2002-A, 5.25% 2022                                                           2,000            2,117
                                                                                                                         120,918

UTAH -- 1.57%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E, AMT, 5.20% 2018                               2,175            2,247
Housing Corp., Single-family Mortgage Bonds, Series 2001-F, AMT, 4.95% 2018                               1,795            1,828
Housing Corp., Single-family Mortgage Bonds, Series 2002-A, Class III, AMT, 5.30% 2018                      905              941
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018                  3,225            3,419
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018                  1,360            1,434
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019                  3,680            3,789
Housing Corp., Single-family Mortgage Bonds, Series 2002-F, AMT, 4.625% 2019                              2,315            2,349
Housing Corp., Single-family Mortgage Bonds, Series 2002-G, AMT, 4.875% 2019                              1,820            1,853
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024                  1,630            1,669
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025                      955              981
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027                  1,000            1,001
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or
     Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013                                              145              149
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010               280              285
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012               260              262
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012               495              506
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013               520              525
                                                                                                                          23,238

VIRGIN ISLANDS -- 0.15%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-C, 5.50% 2008                                                                            1,000            1,080
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 2004-A, 5.25% 2015                                                                            1,000            1,088
                                                                                                                           2,168

VIRGINIA -- 1.28%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 6.75% 2012                                                       1,500            1,616
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
     Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                                       4,000            4,271
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
     Assessment Bonds, Series 1999-B, 7.00% 2029                                                            960            1,013
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode
     Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
     AMT, 6.25% 2027 (put 2012)                                                                           1,000            1,125
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds
     (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995,
     AMT, 5.30% 2011 (put 2005)                                                                             500              502
County of Isle of Wight, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2004-A, 4.05% 2014                                        1,150            1,143
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town
     Center Project), Series 1998, 6.25% 2026                                                             3,995            4,111
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds,
     Series 1999, 6.25% 2026                                                                              1,976            2,029
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A,
     5.25% 2006                                                                                           1,950            2,033
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B,
     AMT, 5.00% 2011                                                                                      1,085            1,187
                                                                                                                          19,030

WASHINGTON -- 1.06%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds,
     Series 2003-A, 5.50% 2015                                                                            2,000            2,304
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                                  2,000            2,019
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                               2,000            2,036
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                              1,500            1,679
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and
     Ref. Bonds, Series 2005-B, AMT, FGIC insured, 5.00% 2013                                             1,250            1,358
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and
     Ref. Bonds, Series 2005-B, AMT, FGIC insured, 5.00% 2014                                             1,265            1,372
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT,
     AMBAC insured, 5.25% 2011                                                                            1,500            1,615
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                                 1,000            1,102
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured,
     5.50% 2012                                                                                           1,000            1,117
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003,
     AMT, MBIA insured, 5.00% 2012                                                                        1,000            1,084
                                                                                                                          15,686

WISCONSIN -- 1.61%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010                750              782
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012              1,500            1,570
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027            11,515           11,561
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2013                                                                             1,000            1,099
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                       1,335            1,412
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 1993-B, AMT, 5.30% 2006                            490              495
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMBAC insured, AMT, 5.00% 2012                       1,110            1,206
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMBAC insured, AMT, 5.00% 2013                       1,165            1,265
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project)
     Series 1997, AMT, 7.75% 2022                                                                         5,200            3,871
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project)
     Series 1997, AMT, 8.125% 2022(1)                                                                       840              644
                                                                                                                          23,905


Total bonds & notes (cost: $1,331,546,000)                                                                             1,382,377


Short-term securities -- 6.05%

State of California, City of Livermore, Multifamily Mortgage Rev. Bonds (Portola
     Meadows Apartments), Series 1989-A, AMT, 1.87% 2019(3)                                               2,750            2,750
District of Columbia, Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.85% 3/15/2005                                                            4,100            4,100
District of Columbia, Multimodal G.O. Bonds, Series 2000-B, FSA insured, 1.85% 2030(3)                    5,300            5,300
State of Florida, Sunshine State Governmental Fncg. Commission, TECP Rev. Notes,
     Series 2000-D, AMBAC/FGIC insured, TECP, 1.90% 3/10/2005                                             1,400            1,400
State of Indiana, City of Whiting, Industrial Sewage and Solid Waste Disposal
     Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1999, AMT, 1.99% 2026(3)                             1,300            1,300
State of Louisiana, Offshore Terminal Auth., Deepwater Port Rev. Ref. Bonds
     (LOOP INC. Project), Series 1992-A, 1.85% 2008(3)                                                    5,000            5,000
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan
     Program Rev. Bonds, Series 1994-D, 1.84% 2029(3)                                                     2,640            2,640
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds
     (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 1.96% 2027(3)                                2,000            2,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation),
     Series 2000-A, TECP, 1.85% 2/01/2005                                                                 5,000            5,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation),
     Series 2000-A, TECP, 1.90% 2/28/2005                                                                 3,500            3,500
State of Montana, Anaconda-Deer Lodge County, Environmental Facs. Rev. Ref. Bonds
     (ARCO-Anaconda Smelter Site Project), Series 2002, AMT, 1.99% 2037(3)                                2,100            2,100
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/2005                      3,000            3,024
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/2005                     10,000           10,114
State of New York, Housing Fin. Agcy., East 84th Street Housing Rev. Demand Bonds,
     Series 1995-A, AMT, 1.85% 2033(3),(4)                                                               11,000           11,000
State of New York, Housing Fin. Agcy., Saville Housing Rev. Bonds, Series 2002-A,
     AMT, 1.85% 2035(3)                                                                                   3,700            3,700
State of South Carolina, Berkeley County, Exempt Fac. Industrial Rev. Bonds
     (Amoco Chemical Co. Project), Series 1998, AMT, 1.99% 2028(3)                                        1,500            1,500
State of South Carolina, Florence County, Solid Waste Disposal and Wastewater
     Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT,
     2.02% 2027(3)                                                                                        1,695            1,695
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg.
     Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 1.92% 2033(3)                               1,900            1,900
State of Tennessee, County of Knox, Health, Educational and Housing Facs. Board,
     Student Housing Rev. Bonds (Volunteer Student Housing, LLC Projects),
     Series 2002, 1.86% 2034(3)                                                                           2,400            2,400
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg.
     Rev. Bonds (Tennessee County Loan Pool) Series 2002, 1.92% 2032(3)                                   1,200            1,200
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg.
     Rev. Bonds (Tennessee County Loan Pool), Series 2004, 1.92% 2034(3)                                  1,800            1,800
State of Texas, Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev.
     Bonds (BP Global Power Corp. Project), Series 2003, AMT, 1.99% 2038(3)                               1,200            1,200
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Amoco Chemical Co. Project), Series 2003-B, AMT, 1.99% 2038(3)                                   1,500            1,500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
     (BP Products North America Inc. Project), Series 2002, AMT, 1.99% 2036(3)                            1,000            1,000
Board of Regents of the University of Texas System, Rev. Fncg. System TECP Notes,
     Series 2002-A, TECP, 1.83% 3/14/2005                                                                 1,511            1,511
State of Utah, Intermountain Power Agcy., Power Supply Rev. Bonds,
     Series 1985-F, AMBAC insured, TECP, 1.80% 3/01/2005                                                  5,500            5,500
State of West Virginia, Higher Education Policy Commission, Rev. Bonds (Higher
     Education Facs.), Series 2004-B, FGIC insured, 6.00% 4/01/2005                                       2,000            2,013
State of Wyoming, Sweetwater County, Customized Purchase Pollution Control Rev.
     Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 1.80% 3/02/2005                                2,500            2,500
State of Wyoming, Sweetwater County, Environmental Improvement Rev. Bonds
     (PacifiCorp Project), Series 1995, AMT, 1.93% 2025(3)                                                1,100            1,100

Total short-term securities (cost: $89,761,000)                                                                           89,747


Total investment securities (cost: $1,421,307,000)                                                                     1,472,124
Other assets less liabilities                                                                                             12,654

Net assets                                                                                                            $1,484,778


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $17,697,000, which represented 1.19% of the net assets of the fund.
(2) Issuer not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.


By /s/ Mark R. Macdonald
------------------------------------
Mark R. Macdonald, President and PEO

Date: April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Mark R. Macdonald
------------------------------------
Mark R. Macdonald, President and PEO

Date: April 8, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: April 8, 2005